UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         40 West 57th Street, 33rd Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.


---------------------------------------------------------      BACAP Alternative
                                                        Multi-Strategy Fund, LLC





FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                        FINANCIAL STATEMENTS (UNAUDITED)

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007

                                    CONTENTS

STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL ...................    2

SCHEDULE OF INVESTMENTS ...................................................    3

STATEMENT OF OPERATIONS ...................................................    5

STATEMENT OF CHANGES IN INVESTORS' CAPITAL ................................    6

STATEMENT OF CASH FLOWS ...................................................    7

FINANCIAL HIGHLIGHTS ......................................................    8

NOTES TO FINANCIAL STATEMENTS .............................................    9

INVESTMENT CONTRACT RENEWAL DISCLOSURE ....................................   17





CAPITALIZED TERMS IN THESE FINANCIAL STATEMENTS THAT ARE NOT DEFINED HAVE THE MEANINGS GIVEN TO THEM IN THE FUND'S PROSPECTUS.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      SEPTEMBER 30, 2007
ASSETS
Investments in Portfolio Funds, at fair value (cost $87,091,244)      $      103,804,491
Cash                                                                             724,777
Redemptions receivable from Portfolio Funds                                    3,475,883
Investments in Portfolio Funds paid in advance                                 1,000,000
Other assets                                                                      17,289
                                                                      ------------------

   TOTAL ASSETS                                                              109,022,440
                                                                      ------------------

LIABILITIES
Capital contributions received in advance                                        342,500
Management fee payable                                                           112,957
Administration fee payable                                                         7,191
Professional fees payable                                                        210,521
Accrued expenses                                                                  23,549
                                                                      ------------------

   TOTAL LIABILITIES                                                             696,718
                                                                      ------------------

      NET ASSETS                                                      $      108,325,722
                                                                      ==================

INVESTORS' CAPITAL
Net capital (1)                                                       $       91,612,475
Net unrealized appreciation on investments in Portfolio Funds                 16,713,247
                                                                      ------------------

      TOTAL INVESTORS' CAPITAL                                        $      108,325,722
                                                                      ==================

(1) Net capital includes cumulative net investment income/(losses) and net realized gains/(losses) on investments in Portfolio Funds.

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SEPTEMBER 30, 2007
                                                                  -------------------------------------
                                                                                                 % OF
                                                                                     FAIR         NET
                                                                      COST           VALUE      ASSETS*
                                                                  ------------   ------------   -------
INVESTMENTS IN PORTFOLIO FUNDS

EMERGING MARKETS
   Henderson Asia Pacific Absolute Return Fund, Ltd.+             $  5,000,000   $  5,503,495      5.08%
   Rohatyn Group Global Opportunity Partners, L.P. (Class A)           171,965        201,192      0.19
   Spinnaker Global Opportunity Fund, Ltd.                             672,650      1,836,025      1.69
                                                                  ------------   ------------   -------
TOTAL EMERGING MARKETS                                               5,844,615      7,540,712      6.96

EQUITY HEDGE
   Alydar Fund, L.P.                                                 2,999,169      3,526,645      3.26
   New Star UK Gemini Hedge Fund, Ltd.                               2,366,071      2,978,574      2.75
   Prism Partners QP, L.P. (Delta)                                   4,324,033      4,844,845      4.47
   Royal Capital Value Fund (QP), L.P.+                              4,714,172      5,523,319      5.10
   Seligman Tech Spectrum Fund, LLC+                                 5,750,000      6,521,406      6.02
   TCS Capital II, L.P.                                              1,575,357      4,321,013      3.99
   Tiedemann/Falconer Partners, L.P.                                 4,250,000      4,814,252      4.44
                                                                  ------------   ------------   -------
TOTAL EQUITY HEDGE                                                  25,978,802     32,530,054     30.03

EVENT DRIVEN
   Centaurus Alpha Fund, L.P.+                                       4,812,601      5,458,039      5.04
   Delaware Street Capital, L.P.                                        95,224         83,490      0.08
   Golden Tree Capital Solutions Fund                                1,500,000      1,859,175      1.72
   Halcyon Enhanced Fund, L.P.                                       4,526,335      4,928,873      4.55
   JANA Partners, L.P.++                                             4,264,242      5,876,918      5.43
   Longacre Capital Partners, L.P.++                                 4,976,705      5,809,562      5.36
   Strategic Value Restructuring Fund, L.P.+                         4,700,000      5,531,973      5.11
   Trafalgar Catalyst Fund                                           3,256,771      4,094,646      3.78
   Trafalgar Recovery Fund                                           1,213,361      1,572,442      1.45
   TT Event Driven Alpha Fund, Ltd.                                  2,527,511      2,766,714      2.55
   Waterfall Eden Fund, L.P.                                         2,500,000      2,480,626      2.29
                                                                  ------------   ------------   -------
TOTAL EVENT DRIVEN                                                  34,372,750     40,462,458     37.36

MACRO
   Aspect US Fund, LLC "Diversified Class"                           2,287,759      2,449,189      2.26
   Brevan Howard, L.P.                                               3,086,502      4,179,874      3.86
   Drake Global Opportunities Fund, L.P.                             1,500,000      1,582,240      1.46
                                                                  ------------   ------------   -------
TOTAL MACRO                                                          6,874,261      8,211,303      7.58

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                            SEPTEMBER 30, 2007
                                                                  -------------------------------------
                                                                                                 % OF
                                                                                     FAIR         NET
                                                                      COST           VALUE      ASSETS*
                                                                  ------------   ------------   -------
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)

RELATIVE VALUE
   Aristeia Partners, L.P.                                        $  3,650,000   $  3,926,917      3.62%
   DRV Sunrise Fund I, Ltd.                                          2,620,816      2,659,710      2.46
   Lydian Partners II, L.P.                                          4,000,000      4,322,648      3.99
   MKP Opportunity Fund, L.P.                                        1,000,000      1,174,295      1.08
   Vicis Capital Fund                                                2,750,000      2,976,394      2.75
                                                                  ------------   ------------   -------
TOTAL RELATIVE VALUE                                                14,020,816     15,059,964     13.90

      TOTAL INVESTMENTS IN PORTFOLIO FUNDS                        $ 87,091,244   $103,804,491     95.83%
                                                                  ============   ============   =======

      ---------------------------------------------------------------------

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
                        IN PORTFOLIO FUNDS, AT FAIR VALUE

                                                % of Total
                  Strategy            Investments in Portfolio Funds
             --------------------------------------------------------

              Event Driven                        38.98%
              Equity Hedge                        31.34%
              Relative Value                      14.51%
              Macro                                7.91%
              Emerging Markets                     7.26%
                                      -------------------------------
                                                 100.00%

      ---------------------------------------------------------------------

* Percentages are based on net assets of $108,325,722.

For Portfolio Funds greater than 5.00% of net assets, the following are the redemption cycles:

+ Subject to monthly redemption cycle.

++ Subject to quarterly redemption cycle.

The aggregate cost of investments for tax purposes was approximately $90,312,482. Net unrealized appreciation on investments for tax purposes was $13,492,009 consisting of $13,939,547 of gross unrealized appreciation and $447,538 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 95.83% of Investors' capital, have been fair valued in accordance with procedures established by the Board of Managers (See Note 2).


   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   FOR THE SIX
                                                                                   MONTHS ENDED
                                                                                SEPTEMBER 30, 2007
INVESTMENT INCOME

   Interest income                                                                 $     105,123
                                                                                   -------------
      TOTAL INVESTMENT INCOME                                                            105,123

EXPENSES

   Management fees                                                                       681,563
   Administration fees                                                                    43,375
   Audit and tax service fees                                                             89,559
   Legal fees                                                                             80,000
   Insurance fees                                                                         29,582
   Board fees                                                                             15,000
   Registration fees                                                                       8,000
   Miscellaneous expenses                                                                 56,550
                                                                                   -------------

      TOTAL EXPENSES                                                                   1,003,629
                                                                                   -------------

      NET INVESTMENT LOSS                                                               (898,506)
                                                                                   -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN PORTFOLIO FUNDS
   Net realized gain on investments in Portfolio Funds                                 2,959,925
   Net change in unrealized appreciation on investments in Portfolio Funds             1,636,115
                                                                                   -------------

      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN PORTFOLIO FUNDS               4,596,040
                                                                                   -------------

NET INCREASE IN INVESTORS' CAPITAL RESULTING FROM OPERATIONS                       $   3,697,534
                                                                                   =============

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CHANGES IN INVESTORS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                AFFILIATED
                                                INVESTORS*      INVESTORS         TOTAL
INVESTORS' CAPITAL AT MARCH 31, 2006           $ 18,368,217   $  56,888,706   $  75,256,923

Contributions                                            --      37,749,292      37,749,292

Withdrawals                                              --     (20,568,208)    (20,568,208)

Allocation of net increase in Investors'
   capital resulting from operations              1,430,065       5,882,221       7,312,286
                                               ------------   -------------   -------------
INVESTORS' CAPITAL AT MARCH 31, 2007             19,798,282      79,952,011      99,750,293
                                               ------------   -------------   -------------
Contributions                                     3,000,000      10,208,438      13,208,438

Withdrawals                                              --      (8,330,543)     (8,330,543)

Allocation of net increase in Investors'
   capital resulting from operations                692,006       3,005,528       3,697,534
                                               ------------   -------------   -------------
INVESTORS' CAPITAL AT SEPTEMBER 30, 2007       $ 23,490,288   $  84,835,434   $ 108,325,722
                                               ============   =============   =============


* The affiliated Investor is NB Funding Company, LLC.




   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED
                                                                                   SEPTEMBER 30, 2007
Cash flows from operating activities:
   Net increase in Investors' capital resulting from operations                    $        3,697,534
   Adjustments to reconcile net increase in Investors' capital resulting from operations to net cash used in operating activities:
         Net realized gain on investments in Portfolio Funds                               (2,959,925)
         Net change in unrealized appreciation on investments in Portfolio Funds           (1,636,115)
         Cost of investments purchased                                                    (22,000,000)
         Proceeds from sale of investments                                                 19,898,004
      (Increase)/decrease in operating assets:
         Investments in Portfolio Funds paid in advance                                     2,750,000
         Redemptions receivable from Portfolio Funds                                       (1,499,392)
         Other assets                                                                          28,579
      Increase/(decrease) in operating liabilities:
         Management fee payable                                                                 8,942
         Administration fee payable                                                               313
         Investor servicing fee payable                                                       (21,202)
         Professional fees payable                                                             25,114
         Accrued expenses                                                                       3,996
                                                                                   ------------------

            NET CASH USED IN OPERATING ACTIVITIES                                          (1,704,152)
                                                                                   ------------------
Cash flows from financing activities:
   Capital contributions                                                                   13,208,438
   Capital withdrawals                                                                     (8,330,543)
   Decrease in capital contributions received in advance                                   (4,516,000)
                                                                                   ------------------

            NET CASH PROVIDED BY FINANCING ACTIVITIES                                         361,895
                                                                                   ------------------
Net decrease in cash and cash equivalents                                                  (1,342,257)

Cash and cash equivalents, beginning of period                                              2,067,034
                                                                                   ------------------

Cash and cash equivalents, end of period                                           $          724,777
                                                                                   ==================

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The below ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total annual Investors' capital. Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. An individual investor's return may vary from these returns based on the timing of capital contributions and withdrawals.

                                                             SIX                       YEARS ENDED MARCH 31,
Ratios to average Investors' capital:                    MONTHS ENDED      ----------------------------------------------
                                                      SEPTEMBER 30, 2007
                                                         (UNAUDITED)         2007          2006         2005       2004
                                                      ------------------   --------      --------     --------   --------
Net investment loss - prior to incentive allocation          (1.67%)(1)       (2.02%)(8)    (2.49%)      (2.56%)    (2.36%)(3)
Incentive allocation                                          0.00% (7)        0.00% (7)     0.00%(7)    (0.03%)    (0.50%)
                                                         ---------         --------      --------     --------   --------
Net investment loss - net of incentive allocation            (1.67%)(1)       (2.02%)(8)    (2.49%)      (2.59%)    (2.86%)
                                                         =========         ========      ========     ========   ========

Expenses before organization expenses (4)                     1.86% (1)        2.32% (8)     2.74%        2.66%      2.72% (5)
                                                         ---------         --------      --------     --------   --------

Expenses (4)                                                  1.86% (1)        2.32% (8)     2.74%        2.66%      2.87% (3)
Incentive allocation (4)                                      0.00% (7)        0.00% (7)     0.00%(7)     0.03%      0.50%
                                                         ---------         --------      --------     --------   --------
Total expenses and incentive allocation (4)                   1.86% (1)        2.32% (8)     2.74%        2.69%      3.37% (3)
                                                         =========         ========      ========     ========   ========

Total return - prior to incentive allocation (6)              3.45% (2)        7.79%         6.38%        2.61%     10.34%
Incentive allocation                                          0.00% (7)        0.00% (7)     0.00%(7)    (0.02%)    (0.46%)
                                                         ---------         --------      --------     --------   --------
Total return - net of incentive allocation (6)                3.45% (2)        7.79%         6.38%        2.59%      9.88%
                                                         =========         ========      ========     ========   ========
Portfolio turnover rate                                      19.36% (2)       37.40%        47.84%       61.24%     43.16%
                                                         =========         ========      ========     ========   ========

Investors' capital, end of period ($000)                 $ 108,326         $ 99,750      $ 75,257     $ 71,765   $ 64,155
                                                         =========         ========      ========     ========   ========

(1)   Annualized.

(2)   Not annualized.

(3) Includes organization expenses of $45,000 incurred prior to commencement of operations on April 1, 2003, charged to Investors' Capital Accounts.

(4) Does not include expenses of the Portfolio Funds in which the Fund invests. The expense ratio (expense and incentive allocation ratio) is calculated for the Investors taken as a whole. The computation of such ratios based on the amount of expenses and incentive allocation assessed to an individual Investor's capital may vary from these ratios based on the timing of capital transactions.

(5) Does not include organization expenses charged during the year ended March 31, 2004 in the amount of $22,668.

(6) Total return is calculated for all the Investors taken as a whole, net of all fees, except where noted that performance is prior to incentive fee allocation. An individual Investor's return may vary from these returns based on the timing of capital transactions.

(7) Effective December 1, 2005, the Fund terminated the incentive fee accrual retroactively to April 1, 2005.

(8) If expenses had not been voluntarily reimbursed by the Adviser, the ratios of net investment loss and expenses to average Investors' Capital would be (2.05%) and 2.35%, respectively.


   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's limited liability company interests ("Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced investment operations on April 1, 2003.

      Banc of America Investment Advisors, Inc. ("BAIA") serves as the Fund's investment adviser (the "Adviser") and has the responsibility for the management of the business and affairs of the Fund on a daily basis. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Prior to June 13, 2005, Columbia Management Advisors, LLC (formerly known as Banc of America Capital Management, LLC) ("CMA"), an advisory affiliate of the Adviser, served as the investment adviser to the Fund. Investors approved the Investment Advisory Agreement with the Adviser at a meeting held on June 13, 2005.

      The investment objective of the Fund is to generate consistent long-term capital appreciation with low volatility and limited risk under a wide range of market conditions. The Fund attempts to achieve the investment objective by allocating its assets among at least 15 private investment funds, discretionary managed accounts or special purpose vehicles created for the Fund (collectively, "Portfolio Funds"). The Adviser allocates the assets of the Fund among Portfolio Funds that generally employ one or more of the following strategies: (i) Event Driven (e.g. Risk (Merger) Arbitrage, High Yield Securities, Distressed Securities and Special Situations); (ii) Relative Value (e.g. Convertible Arbitrage, Fixed Income Arbitrage, Statistical Arbitrage and Capital Structure Arbitrage); (iii) Equity Hedge; (iv) Macro; and (v) Other.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      The following are the significant accounting policies adopted by the Fund:

            A. VALUATIONS

            The Fund's investments are valued by the Adviser as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Fund's Board of Managers (the "Board"). The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the portfolio managers or administrators of the Portfolio Funds. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            A. VALUATIONS (CONTINUED)

            and the Fund's share of net earnings from Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from Portfolio Funds. The Fund and the Adviser rely upon audited and unaudited reports and estimates prepared by or for Portfolio Fund and any other information that they may receive from Portfolio Fund, which may be subject to adjustment by Portfolio Fund or its manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in the Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. Neither the Fund nor the Adviser will be able to confirm independently the accuracy of the valuations provided by Portfolio Funds or their portfolio managers or administrators.

            Portfolio Funds, or their administrators or portfolio managers, generally use an independent pricing source to value the funds' securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Fund or its portfolio manager or administrator. In such instances, consideration may also be given to the financial condition and operating results of the issuer, the amount that Portfolio Funds can reasonably expect to realize upon the sale of the securities and other factors deemed relevant by Portfolio Fund or its portfolio manager or administrator.

            Some of Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities may be subject to restrictions on liquidation that are more strict than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interests in such a Portfolio Fund, it may be required to maintain these illiquid securities for an extended period of time. The value of these baskets of illiquid securities may fluctuate significantly.

            B. SECURITY TRANSACTIONS

            Purchases of investments in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund and sales of Portfolio Funds are recorded as of the last day of legal ownership or participation. Purchases and sales of other securities are accounted for on the trade-date basis. Realized gains and losses are recorded at the time of disposition of the respective investment on an average cost basis.

            C. INTEREST AND DIVIDENDS

            Interest income is recognized on an accrual basis. Dividend income is recognized on the ex-dividend date.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            D. FUND EXPENSES

            The Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Adviser and Portfolio Funds, placement fees, professional fees, custody and administration fees).

            E. CASH

            As of September 30, 2007, the Fund has $724,777 in cash held in an interest-bearing sweep account.

            F. INCOME TAXES

            The Fund is treated as a partnership for Federal income tax purposes. No Federal or state taxes have been provided on profits of the Fund since Investors are individually required to report on their own tax return their distributive share of the Fund's taxable income or loss.

3.    INVESTORS' CAPITAL ACCOUNTS

      A separate Capital Account is maintained for each Investor of the Fund. The increase or decrease in Investors' capital resulting from operations is allocated to each Investor at the end of each calendar month, based on its pro-rata share of aggregated capital in the Fund.

      As of the last day of each calendar month, any net profit or net loss for the calendar month, and any offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during the calendar month, are allocated among and credited to or debited against the Capital Accounts of the Investors in accordance with their respective Capital Account balances for such calendar month.

            A. CONTRIBUTIONS

            Interests in the Fund are offered through Columbia Management Distributors, Inc. (the "Distributor") (successor to BACAP Distributors, LLC), an affiliate of the Adviser, and through selling agents exclusively to "qualified clients" as defined in the regulations under the Advisers Act.

            Investments in the Fund may be subject to a sales load of up to 3.00%. The sales load may be waived by the Fund for certain types of investors. In addition, the Fund may compensate selling agents for selling Interests to their customers.

            B. WITHDRAWALS

            The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Investors. Repurchases are made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally include an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.    INVESTORS' CAPITAL ACCOUNTS (CONTINUED)

            B. WITHDRAWALS (CONTINUED)

            considers recommendations from the Adviser. Depending on market conditions and other factors, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from Investors twice each year, effective as of June 30 and December 31 of each year. For the period ended September 30, 2007, tender offers were conducted by the Fund as of June 30, 2007 in the amount of $8,330,543.

4.    INVESTMENTS IN PORTFOLIO FUNDS

      The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 25% of net profits earned. Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of Portfolio Funds are expected to make distributions (e.g., dividend payments to investors).

      Aggregate purchases and sales of Portfolio Funds for the six months ended September 30, 2007, amounted to $22,000,000 and $19,898,004, respectively.

5.    MANAGEMENT FEES

      In consideration of services provided by the Adviser, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.25% of the net assets of the Fund as of the last day of each month, before reduction for any repurchases of Interests.

6.    ADMINISTRATION, SUB-ADMINISTRATION AND REGULATORY ADMINISTRATION
      AGREEMENTS

      The Fund has entered into an administration agreement with the Adviser to perform certain administration services. Under the administration agreement, the Adviser provides, or arranges to provide certain accounting, administrative, and transfer agency services to the Fund.

      Per the administration agreement, the Fund pays the Adviser a monthly administration fee computed at the annual rate of 0.07% of the net assets of the Fund before reduction for any repurchases of Interests, as well as other expenses set forth in the administration agreement. For the six months ended September 30, 2007, the Fund paid an administration fee of $43,375.

      The Fund and the Adviser have contracted with SEI Investments Global Fund Services ("SEI") as Sub-Administrator to perform administration services. The Adviser pays SEI a fee at the annual rate of 0.07% of the Fund's net asset value.

      The Fund has entered into an agreement with PFPC Inc. ("PFPC") to perform regulatory administration services. The Fund pays PFPC 0.015% per year on average net assets subject to a $30,000 minimum fee.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6. ADMINISTRATION, SUB-ADMINISTRATION AND REGULATORY ADMINISTRATION AGREEMENTS (CONTINUED)

      For the six months ended September 30, 2007, the Fund paid $15,000 to PFPC under this agreement which is included in Miscellaneous expenses in the Statement of Operations.

7.    INVESTOR SERVICING AGREEMENT

      Prior to April 1, 2007, the Fund paid the Distributor and/or selling agents a monthly Investor Servicing fee calculated at the annual rate of 0.25% of the net assets of the Fund as of the last day of each month to compensate securities dealers and other financial intermediaries for account maintenance services under the Investor Service Plan and Investor Service Agreement. Pursuant to the Investor Service Plan, intermediaries will handle investor inquiries regarding investments in the Fund, capital account balances and report and prepare tax information, assist in the maintenance of Fund records containing Investor information, and provide other such information and services as the Distributor or Adviser may reasonably request. This Investor Servicing fee was terminated effective April 1, 2007.

8.    RELATED PARTY TRANSACTIONS

      Each member of the Board of Managers who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee of $1,000 for each meeting attended. Any manager or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All managers are reimbursed by the Fund for reasonable out-of-pocket expenses.

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATION OF CREDIT RISK, AND OTHER RISKS

      In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. To date, the Fund has only invested in such limited partnership and limited liability company interests.

      Because the Fund is a closed-end investment company, its Interests are not redeemable at the option of Investors and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their investors' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Fund's investors' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATION OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

      There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund is also subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund.

10.   CONTINGENCIES AND COMMITMENTS

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. As of October 1, 2007, the Fund made an investment in Alydar Fund, L.P. for $1,000,000. This amount is reflected as Investments in Portfolio Funds paid in advance in the Statement of Assets, Liabilities and Investors' Capital.

11.   LITIGATION EVENT

      The events described below have not directly impacted the Fund or had any known material adverse effect on its financial position or results of operations.

      On February 9, 2005, the Distributor and certain other affiliates of the Adviser, including the former investment adviser to the Fund, entered into Assurances of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlements") and consented to the entry of cease-and-desist orders by the Securities and Exchange Commission (the "SEC") (the "SEC Orders") in connection with matters relating to mutual fund trading. Copies of the SEC Orders are available on the SEC website at http://www.sec.gov. Copies of the NYAG Settlements are available as part of the Bank of America Corporation Form 8-K filing of February 10, 2005.

      In connection with the events that resulted in the NYAG Settlements and SEC Orders, various parties filed suit against certain Columbia Funds
      (including former Nations Funds), the Trustees of the Columbia Funds (including Trustees of the former Nations Funds), FleetBoston Financial Corporation (the former parent of the Adviser) and certain of its affiliated entities and/or Bank of America Corporation and certain of its affiliated entities. More than 300 cases, including those filed against entities unaffiliated with the Columbia Funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities, were transferred to a multi-district proceeding in the Federal District Court in Maryland for consolidated or coordinated pretrial proceedings. The parties have reached settlements with respect to the claims in the actions concerning the Columbia Funds. All such settlements are subject to court approval.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

11.   LITIGATION EVENT (CONTINUED)

      Certain other actions against certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities, alleging among other things excessive fees and inappropriate use of fund assets for distribution and other improper purposes, have been consolidated in the Massachusetts federal court as In re Columbia Entities Litigation on March 2, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. The terms of the settlement require the Adviser and/or its affiliates to make certain payments including plaintiffs' attorneys' fees and costs of notice to class members.

12.   NEW ACCOUNTING PRONOUNCEMENTS

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, management has determined that the adoption of FIN 48 will not have a material impact to the Fund's financial statements upon adoption.

      In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statement of Changes in Investors' Capital for a fiscal period.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

13.   SUBSEQUENT EVENT

      Subsequent to September 30, 2007, the Fund received additional capital contributions of $402,500.

























The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at http://www.sec.gov.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
INVESTMENT CONTRACT RENEWAL DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

BOARD ACTION WITH RESPECT TO INVESTMENT ADVISORY AGREEMENT

At a meeting held on September 19, 2007, the Board of Managers of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund"), which consists only of
Managers who are not "interested persons" of the Fund (as defined in the Investment Company Act of 1940, as amended), approved the continuation of the Fund's investment advisory agreement (the "Advisory Agreement") with Banc of America Investment Advisors, Inc. ("BAIA") for an additional one-year period ending on October 31, 2008. At that meeting, the Board considered information and factors that it believed were relevant to the interests of the Fund's investors, and during its deliberations consulted with its independent legal counsel and with Fund counsel. In addition, at most of its other meetings throughout the year, the Board considers matters bearing on the Advisory Agreement.

The Managers received and reviewed all materials that they or their independent legal counsel believed to be reasonably necessary to evaluate the Advisory Agreement and determine whether to approve its continuation. Those materials included, among other items, (i) a report prepared by BAIA comparing the Fund's investment performance to the performance of a universe of registered funds of hedge funds identified by an independent third party, including funds managed by third parties and another registered fund managed by BAIA (the "Third-Party Identified Peer Group"), and the Fund's performance benchmark; (ii) a report prepared by BAIA comparing the Fund's advisory fees and other expenses, including information comparing the Fund's expenses to those of the Third-Party Identified Peer Group, and a report prepared by the independent third party comparing the Fund's expenses to those of the Third Party-Identified Peer Group;
(iii) information about the profitability of the Advisory Agreement to BAIA and potential "fall-out" or ancillary benefits that BAIA and its affiliates may receive as a result of their relationships with the Fund; and (iv) information obtained through BAIA's response to a letter prepared at the request of the Managers by their independent legal counsel requesting certain information in connection with the renewal of the Fund's Advisory Agreement. The Board also considered other information such as (v) BAIA's financial results and financial condition; and (vi) BAIA's resources devoted to, and its record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies. Throughout the process, the Managers had the opportunity to ask questions of, and request additional materials from, BAIA and to consult with their independent legal counsel. The Board also referred to information about the Fund's investment process that it received from BAIA's investment professionals at previous meetings throughout the year.

In considering whether to approve the continuation of the Advisory Agreement, the Managers did not identify any single factor as determinative, and each weighed various factors as he deemed appropriate. The Managers considered the following matters in connection with their approval of the continuation of the Advisory Agreement:

NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED. The Board considered the nature, quality and extent of the advisory services provided by BAIA under the Advisory Agreement. It considered the investment approach BAIA employs, BAIA's research capabilities, the nature of BAIA's experience and resources, the experience of relevant BAIA personnel and BAIA's resources, practices and procedures designed to address regulatory compliance matters. The Board noted with approval the recent changes in the BAIA personnel responsible for management of the Fund and the changes over the past year in the Fund's overall investment process.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
INVESTMENT CONTRACT RENEWAL DISCLOSURE (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE. The Board reviewed the Fund's investment performance and the performance of funds in the Third-Party Identified Peer Group. The Board reviewed the factors that BAIA identified as contributing to performance and noted the general improvement in the Fund's performance over the past year. The Managers also considered BAIA's historical responsiveness in addressing the Board's concerns about performance relative to its peer group and benchmark and BAIA's willingness to take steps intended to improve performance. In this regard, the Board noted the April 1, 2007 termination of the Fund's Investor Servicing Plan and related fees and the potential positive impact of such termination on the Fund's investment returns.

EXPENSE INFORMATION, PROFITABILITY AND ECONOMIES OF SCALE. The Board considered the fees payable under the Fund's Advisory Agreement. The Board reviewed the Fund's fees and expenses and the fees and expenses of other comparable registered funds of hedge funds included in the Third-Party Identified Peer Group. The Board also considered information regarding the advisory fees paid by a similar registered fund of hedge funds managed by BAIA that was included in the Third-Party Identified Peer Group. The Board noted BAIA's stated justification for the advisory fees charged to the Fund, which included information about performance and services.

The Board reviewed the actual dollar amount of fees paid to BAIA under the Advisory Agreement and BAIA's expenses in providing its services and, in this context, considered the fact that BAIA or its affiliates provide other services to the Fund and its investors and receive payment for these services. The Board also considered so-called "fall-out" benefits to BAIA, such as any incremental increase to its reputation derived from serving as investment adviser to the Fund.

In addition, the Board considered possible economies of scale with respect to the management of the Fund that might be realized at different Fund asset levels. In this regard, the Board considered the Fund's existing and reasonably foreseeable asset levels and information related to BAIA's estimated costs.

OTHER CONSIDERATIONS. The Board also considered the terms of the Advisory Agreement, including the applicable standard of care, and the structure of, and the method used to determine, the compensation of BAIA's portfolio managers. In addition, the Board considered the extent to which the Fund operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the Fund and BAIA.

Based on these considerations and following deliberation and discussion, in open session with representatives of BAIA and in executive session with independent legal counsel, the Managers concluded that (i) BAIA had the capabilities, resources and personnel necessary to fulfill its duties under the Advisory Agreement; (ii) the scope and quality of services provided under the Advisory Agreement are consistent with the Fund's operational requirements; (iii) the advisory fees paid to BAIA under the Advisory Agreement were reasonable in light of the services that BAIA provides and the costs that BAIA incurs; (iv) BAIA's profitability in providing advisory services to the Fund was reasonable; and (v) there was no potential for economies of scale to be realized by BAIA in managing the Fund given the current and foreseeable asset size of the Fund. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Managers approved the continuance of the Advisory Agreement.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(b) The portfolio management decisions for the registrant (the "Fund") are made by an investment committee with representatives from portfolio management, operations, risk and other groups within Banc of America Investment Advisors, Inc. ("BAIA") and Bank of America Corporation. Below is a list of the current voting members.

DAVID R. BAILIN, born in 1959, currently serves as Senior Executive Vice President of BAIA and as Chairman of a BAIA Investment Committee (2007 to present). Further, Mr. Bailin holds or has held various positions with Bank of America and its affiliates: President of Bank of America Capital Advisors, Inc. (2007 to present), President and Director of BACAP Alternative Advisors, Inc. (2007 to present), Managing Director of Bank of America's Alternative Investment Group (2007 to present), Managing Director & Head of the Alternative Investments Division of United States Trust Company, National Association (2006 - 2007), Consultant to the Alternative Investment Group, United States Trust Company, National Association (2006); and Chairman of U.S. Trust Hedge Fund Management, Inc. (2006 to present). In addition, Mr. Bailin served as Chief Operating Officer and Co-Founder/Member of Martello Investment Management, LLP (2002 -
2006), as Chief Operating Officer and Partner of Violy, Byorum and Partners, LLC (2000 - 2002) and as Director of Global Locate LLC (2002 to present). Mr. Bailin received his B.A. degree from Amherst College and received his M.B.A from Harvard University.

SPENCER N. BOGGESS, born in 1967, currently serves as Senior Vice President of BAIA and is a member of a BAIA Investment Committee (2007 to present). Further, Mr. Boggess holds or has held various positions with Bank of America and its affiliates: Senior Vice President of Bank of America Capital Advisors, Inc.
(2007 to present); Senior Vice President of BACAP Alternative Advisors, Inc. (2007 to present); President, Chief Executive Officer and Director of U.S. Trust Hedge Fund Management, Inc (President: 2004 to present; Chief Executive Officer:
2003 to present; Director 2007 to present); and Senior Vice President and Director of Research at CTC Consulting, Inc. (2000 - 2003). Mr. Boggess received his B.A. degree from the University of Virginia.

JAMES D. BOWDEN, born in 1953, currently serves as a member of a BAIA Investment Committee (2006 to present). Further, Mr. Bowden holds or has held various positions with the following Bank of America entities: Banc of America Investment Advisors, Inc. (2005 to present); and Bank of America Capital Corporation (1998 to 2004). Mr. Bowden received his B.B.A. degree in Accounting from the University of Michigan in 1975, and his M.B.A. degree in Finance/Marketing from the University of Michigan in 1977.

STEVEN L. SUSS, born in 1960, currently serves as Senior Vice President of BAIA and is a member of a BAIA Investment Committee (2007 to present). Further, Mr. Suss holds or has held various positions with Bank of America and its affiliates: Senior Vice President of Bank of America Capital Advisors, Inc. (2007 to present); Director of BACAP Alternative Advisors, Inc. (2007 to present); Senior Vice President of the Alternative Investments Division of United States Trust Company, National Association (2007); and Director and Senior Vice President of UST Advisers, Inc. (2007 to present). In addition, Mr. Suss served as Chief Financial and Chief Compliance Officer at Heirloom Capital Management, L.P. (2002 - 2006). Mr. Suss received his Bachelors degree from The University of Texas at Austin and is a Certified Public Accountant.

KATHIE J. ANDRADE, born in 1960, currently serves as Chief Operating Officer of Bank of America's Alternative Investment Group and is a member of a BAIA Investment Committee (2007 to present). Further, Ms. Andrade has held the following positions with The Private Bank of Bank of America: Chief Operating Officer and Senior Vice President (2006 - 2007); and Technology Executive and Senior Vice President (2004 - 2006). In addition, Ms. Andrade also served as
Senior Vice President and Director of eBusiness for the Commercial Financial Services organization at FleetBoston Financial (2002 - 2004). Ms. Andrade received her B.S. degree in Accounting from Providence College in 1982.

JOSEPH P. QUINLAN, born in 1958, currently serves as Senior Vice President and Chief Market Strategist (2005 to present) for BAIA and as a member of various BAIA Investment Committees (2006 to present). Further, Mr. Quinlan holds or has held various positions with the following Bank of America entities: Bank of America Capital Advisors, LLC (2006); and Bank of America (2003 to present). Prior to joining Bank of America, he served as Fellow, Center for Transatlantic Relations for Johns Hopkins University (2002 to 2003), and as Senior Global Economist for Morgan Stanley (1994 to 2002). Mr. Quinlan received his B.A. degree in Political Science from Niagara University in 1994, and his M.A. degree in International Political Economics and Development from Fordham University in 2002.

WILLIAM WESLEY MARTIN, born in 1956, currently serves as a member of a BAIA Investment Committee. Further, Mr. Martin is the Chief Risk Officer for the
investment management activities of Bank of America, including Columbia Management and Investment Products Group and holds or has held various positions with the following Bank of America entities: Bank of America Capital Advisors, LLC (2005 to present); and Columbia Management Advisors, LLC (2005 to present). Prior to joining Bank of America, Mr. Martin served as Global Head of Investment Risk Management at INVESCO (2001 to 2005). Mr. Martin received his B.B.A. degree from Baruch College of the City University of New York in 1978.

The table below provides information regarding accounts (other than the registrant) managed by the investment committee voting members, as of September 30, 2007, as part of the committee or otherwise:

                                                                  NUMBER OF ACCOUNTS
                         NUMBER OF                                MANAGED FOR WHICH     ASSETS MANAGED FOR
                         ACCOUNTS                                  ADVISORY FEE IS      WHICH ADVISORY FEE
    TYPE OF ACCOUNT       MANAGED       TOTAL ASSETS MANAGED      PERFORMANCE-BASED    IS PERFORMANCE-BASED

DAVID R. BAILIN

Registered Investment        0                   N/A                       0                   N/A
Companies

Other pooled                 51             $3,211,026,560                38             $2,737,518,439
investment vehicles

Other accounts               0                   N/A                       0                   N/A

SPENCER N. BOGGESS

Registered Investment        0                   N/A                       0                   N/A
Companies

Other pooled                 51             $3,211,026,560                38             $2,737,518,439
investment vehicles

Other accounts               0                   N/A                       0                   N/A

JAMES D. BOWDEN

Registered Investment        0                   N/A                       0                   N/A
Companies

Other pooled                 51             $3,211,026,560                38             $2,737,518,439
investment vehicles

Other accounts               0                   N/A                       0                   N/A

STEVEN L. SUSS

Registered Investment        0                   N/A                       0                   N/A
Companies

Other pooled                 51             $3,211,026,560                38             $2,737,518,439
investment vehicles

Other accounts               0                   N/A                       0                   N/A

                                                                  NUMBER OF ACCOUNTS
                         NUMBER OF                                MANAGED FOR WHICH     ASSETS MANAGED FOR
                         ACCOUNTS                                  ADVISORY FEE IS      WHICH ADVISORY FEE
    TYPE OF ACCOUNT       MANAGED       TOTAL ASSETS MANAGED      PERFORMANCE-BASED    IS PERFORMANCE-BASED

KATHIE J. ANDRADE

Registered Investment        0                   N/A                       0                   N/A
Companies

Other pooled                 51             $3,211,026,560                38             $2,737,518,439
investment vehicles

Other accounts               0                   N/A                       0                   N/A


JOSEPH P. QUINLAN

Registered Investment        0                   N/A                       0                   N/A
Companies

Other pooled                 51             $3,211,026,560                38             $2,737,518,439
investment vehicles

Other accounts               0                   N/A                       0                   N/A


WILLIAM WESLEY MARTIN

Registered Investment        0                   N/A                       0                   N/A
Companies

Other pooled                 51             $3,211,026,560                38             $2,737,518,439
investment vehicles

Other accounts               0                   N/A                       0                   N/A

BAIA and its affiliates and their partners, officers and employees, including those involved in the investment activities and business operations of the Fund (collectively, for the purposes of this section "BAIA Affiliates"), are active participants in the global currency, equity, commodity, fixed-income and other markets in which the Fund directly or indirectly invests. As such, BAIA Affiliates are actively engaged in transactions in the same securities and other instruments in which the underlying funds selected by BAIA may invest. The proprietary activities or portfolio strategies of BAIA Affiliates and managers of underlying funds ("Fund Managers"), or the activities or strategies used for accounts managed by BAIA Affiliates or Fund Managers for other customer accounts, could conflict with the transactions and strategies employed by BAIA for the Fund or the Fund Managers for the underlying funds and could affect the prices and availability of the securities and instruments in which the Fund invests directly or indirectly through its investments in underlying funds. BAIA Affiliates' and the Fund Managers' trading activities are carried out without reference to positions held directly or indirectly by the Fund and may have an effect on the value of the positions so held or may result in their having an interest in an issuer that is adverse to that of the Fund. Neither BAIA Affiliates nor the Fund Managers are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, BAIA Affiliates and the Fund Managers may directly or indirectly compete with the Fund for appropriate investment opportunities.

BAIA Affiliates may create, write or issue derivative instruments where the counterparty is an underlying fund in which the Fund has invested or the performance of which is based on the performance of the Fund. BAIA Affiliates may keep any profits, commissions and fees accruing to them in connection with their activities for themselves and other clients, and the fees or allocations from the Fund to BAIA Affiliates are not reduced thereby.

Conflicts also may arise because the BAIA Affiliates and the Fund Managers and their respective affiliates serve as investment managers to numerous other accounts, some of which may have investment programs similar to that of the Fund or the underlying funds, as the case may be. Although BAIA manages investments on behalf of a number of other investment funds and customer accounts, investment decisions and allocations are not necessarily made in parallel among the Fund's account and the other investment funds and customer accounts.
Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of other accounts managed by BAIA Affiliates. Nevertheless, the BAIA Affiliates at times, and from time to time, may elect to make, on behalf of other accounts that they manage, the same investments that the Fund makes; however, these investments may not be made in parallel and the size of these investments may not be based on the capital in each account. Rather, such investments may be allocated among accounts based on perception of the appropriate risk and reward ratio for each account, the liquidity of the account at the time of the investment and on an on-going basis, and the overall portfolio composition and performance of the account. Moreover, other accounts managed by BAIA Affiliates may make investments and utilize investment strategies that may not be made or utilized by the Fund. Accordingly, the other accounts managed by BAIA or BAIA affiliates may produce results that are materially different from those experienced by the Fund. There may be similar conflicts of interest between Fund Managers and underlying funds, which could indirectly disadvantage the Fund by virtue of its investments in underlying funds.

BAIA Affiliates from time to time may invest proprietary or client capital with portfolio managers, including Fund Managers selected for the Fund, and may also invest in the same underlying funds that may be purchased for the Fund or in the Fund directly. BAIA Affiliates may have other business relationships with such Fund Managers and/or underlying funds, including without limitation prime brokerage relationships.

BAIA provides investment management services to other clients, including other multi-manager funds and managed accounts that follow investment programs substantially similar to that of the Fund. As a result, where a limited investment opportunity would be appropriate for the Fund and also for one or more of its other clients, BAIA is required to choose among the Fund and such other clients in allocating such opportunity, or to allocate less of such opportunity to the Fund than it would ideally allocate if it did not provide investment management services to other clients. In addition, BAIA may determine that an investment opportunity is appropriate for a particular client, or for itself or an affiliate, but not for the Fund. Situations may arise in which other client accounts managed by BAIA or its affiliates have made investments that would have been suitable for the Fund but, for various reasons, were not pursued by, or available to, the Fund. BAIA attempts to allocate limited investment opportunities among the Fund and its other client accounts in a manner it believes to be reasonable and equitable.

Subject to applicable law, BAIA may allocate assets of the Fund to Fund Managers affiliated with it or with which BAIA Affiliates have a business relationship, but not on terms more favorable to such Fund Managers than could be obtained through arm's length negotiation. Such business relationships could include agreements pursuant to which a BAIA Affiliate provides services to a Fund Manager and is compensated by receiving a share of such Fund Manager's revenue, including revenue based on a percentage of the Fund Manager's assets under management. BAIA Affiliates may enter into placement agent agreements with a Fund Manager, pursuant to which such Fund Manager may compensate BAIA Affiliates for referring investors (other than the Fund) to the Fund Manager.

The Fund Managers may manage other accounts and may have financial incentives to favor certain of such accounts over the Fund or the underlying funds. Any of their proprietary accounts and other customer accounts may compete with the Fund or the underlying funds for specific trades, or may hold positions opposite to positions maintained on behalf of the Fund or the underlying Funds. The Fund Managers may give advice and recommend securities to, or buy or sell securities for, their respective portfolio or managed accounts in which the Fund's assets are invested, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers even though their investment objectives may be the same as, or similar to, those of the Fund.

If a Fund Manager seeks to purchase or sell the same financial instruments for an underlying fund and other accounts managed by such Fund Manager (including managed accounts of employees and other related accounts), it is authorized to bunch orders for the underlying fund with orders of other clients and to allocate the aggregate amount of the investment purchased or sold among such accounts. When executions occur at different prices during the day, a Fund Manager generally will give participating clients the average price in that security during the day. If the amount that a Fund Manager has been able to execute in the desired price range is not sufficient to fill all of its orders, the total amount executed will be allocated to its accounts in a manner determined in the discretion of such Fund Manager to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold by the Fund Manager on behalf of an underlying fund.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

o The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

o The trading of other accounts could be used to benefit higher-fee accounts (front- running).

o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts.

Other present and future activities of BAIA Affiliates, the Fund Managers and/or their affiliates may give rise to additional conflicts of interest.

Each committee member is a senior executive from business units within Bank of America's Global Wealth and Investment Management business. As such, the compensation packages for the members on the Fund's investment committee are composed of the same components used with all Bank of America senior executives: base salary, annual incentive performance bonus and equity awards. There is no direct link between any member's specific compensation with the Fund's investment performance.

In determining the base salaries, Bank of America intends to be competitive in the marketplace and to ensure that salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

Each committee member's annual bonus and equity awards are discretionary awards distributed after measuring each member's contributions against quantitative and qualitative goals relative to their individual business responsibilities. Quantitative goals are relative to the individual's business unit, and are not directly related to the performance of the Fund or any other portfolio relative to any benchmark, or to the size of the Fund. An example of a quantitative measure is associate turnover ratio. Qualitative measures may include staff management and development, process management (ex: adherence to internal and external policies), business management and strategic business input to the business platform.

There are no pre-set allocations regarding the split between salary and performance incentives resulting in the total compensation for the individual member.

As of September 30, 2007, no investment committee voting member owned any Interests in the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.






--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*            /s/ David R. Bailin
                                     ------------------------------
                                     David R. Bailin, President
                                     (Principal Executive Officer)

Date: December 7, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ David R. Bailin
                                     ------------------------------
                                     David R. Bailin, President
                                     (Principal Executive Officer)


Date: December 7, 2007


By (Signature and Title)*            /s/ Steven L. Suss
                                     ------------------------------
                                     Steven L. Suss, Treasurer
                                     and Senior Vice President
                                     (Principal Financial Officer)

Date: December 7, 2007

* Print the name and title of each signing officer under his or her signature.